Financial instruments - additional disclosures (Details 14) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [line items]
Hypothetical increase decrease percentage in equity price sensitivity	15.00%
Hypothetical 15% increase [member]
Statement [line items]
Equity price sensitivity impact of the risk factors in the income statement	$ 86	$ 90
Equity price sensitivity impact of the risk factors in the equity	66	70
Hypothetical 15% decrease [member]
Statement [line items]
Equity price sensitivity impact of the risk factors in the income statement	(86)	(90)
Equity price sensitivity impact of the risk factors in the equity	$ (66)	$ (70)